Plant and equipment - Summary of Detailed Information about Property Plant and Equipment (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 5,602,580	$ 1,060,792	$ 239,248
Ending Balance	18,113,712	5,602,580	1,060,792
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,237,298	1,246,396	239,248
Additions	13,651,248	5,107,663	998,069
Disposals	(40,323)	(150,690)
Foreign Exchange on Translation		33,929	9,079
Ending Balance	19,848,223	6,237,298	1,246,396
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(634,718)	(185,604)
Depreciation expensed	(420,173)	(494,516)	(183,888)
Depreciation capitalized into Inventory	(689,678)
Disposals	10,058	43,744
Foreign Exchange on Translation		1,658	(1,716)
Ending Balance	(1,734,511)	(634,718)	(185,604)
Plant Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,960,216	872,540	239,248
Ending Balance	14,948,831	3,960,216	872,540
Ending Balance		3,960,215
Plant Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,434,874	1,043,231	239,248
Additions	11,757,027	3,519,013	796,783
Disposals		(150,690)
Foreign Exchange on Translation		23,320	7,200
Ending Balance	16,191,901	4,434,874	1,043,231
Plant Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(474,658)	(170,691)
Depreciation expensed	(290,685)	(350,173)	(169,112)
Depreciation capitalized into Inventory	(477,727)
Disposals		43,744
Foreign Exchange on Translation		2,461	(1,579)
Ending Balance	(1,243,070)	(474,658)	(170,691)
Ending Balance		(474,659)
Storage Containers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	60,209	52,213
Ending Balance	55,155	60,209	52,213
Storage Containers [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	67,619	53,610
Additions		13,914	53,114
Foreign Exchange on Translation		95	496
Ending Balance	67,619	67,619	53,610
Storage Containers [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(7,410)	(1,397)
Depreciation expensed	(1,927)	(5,977)	(1,384)
Depreciation capitalized into Inventory	(3,127)
Foreign Exchange on Translation		(36)	(13)
Ending Balance	(12,464)	(7,410)	(1,397)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	132,777	88,520
Ending Balance	139,228	132,777	88,520
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	157,604	90,707
Additions	62,017	68,243	89,868
Disposals	(40,323)
Foreign Exchange on Translation		(1,346)	839
Ending Balance	179,298	157,604	90,707
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(24,827)	(2,187)
Depreciation expensed	(9,421)	(22,408)	(2,167)
Depreciation capitalized into Inventory	(15,880)
Disposals	10,058
Foreign Exchange on Translation		(232)	(20)
Ending Balance	(40,070)	(24,827)	(2,187)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,449,378	47,519
Ending Balance	2,970,498	1,449,378	47,519
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,577,201	58,848
Additions	1,832,204	1,506,493	58,304
Foreign Exchange on Translation		11,860	544
Ending Balance	3,409,405	1,577,201	58,848
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(127,823)	(11,329)
Depreciation expensed	(118,140)	(115,958)	(11,225)
Depreciation capitalized into Inventory	(192,944)
Foreign Exchange on Translation		(536)	(104)
Ending Balance	$ (438,907)	$ (127,823)	$ (11,329)